FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Narrative (Details) $ in Millions		3 Months Ended	12 Months Ended
	Oct. 01, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 CAD ($) bbl $ / bbl $ / $		Dec. 31, 2017 CAD ($)	Dec. 31, 2018 USD ($) bbl $ / bbl $ / $	Mar. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts receivable and derivative assets, gross		$ 94,800,000	$ 50,800,000		$ 94,800,000
Loss allowance		500,000	1,200,000		500,000
Current trade receivables		92,900,000	42,800,000		92,900,000
Realized foreign exchange (gain) loss			(800,000)	[1]	38,400,000
Long-term debt		610,500,000	714,600,000		610,500,000
Early repayment of borrowings			$ (64,500,000)		937,200,000
Currency risk | Foreign currency swap contract | U.S. dollar denominated term notes
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Face value						$ 366.3
Price per unit | $ / $			0.75			0.75
400 million at 6.35 percent due July 26, 2017
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Face value							$ 400.0
Early redemption penalty	$ 265.0
400 million at 6.35 percent due July 26, 2017 | Foreign currency swap contract
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Face value	$ 365.0						$ 300.0
Realized foreign exchange (gain) loss		34,800,000			2,800,000
Convertible debentures
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Long-term debt		0	$ 0		0			$ 126,600,000
Early repayment of borrowings					126,600,000
Credit Facility
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Credit facility, maximum borrowing capacity			330,000,000
Long-term debt		109,000,000	173,500,000		109,000,000
Floating interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Long-term debt		109,000,000	173,500,000		109,000,000
Interest rate risk		1,100,000	1,700,000		1,100,000
Trade receivables, revenue
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables			25,900,000
Join venture receivables and deferred proceeds from dispositions
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables			16,900,000
90 days past due
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables		$ 17,500,000	$ 5,900,000		$ 17,500,000
2019 | Commodity price risk | Financial Crude Oil Contracts:
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal volume (in bbl/d) | bbl			5,000			5,000
Price per unit | $ / bbl			20.88			20.88
2019 | Commodity price risk | Secured Term Sale Agreement - Hardisty | Physical Delivery Contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal volume (in bbl/d) | bbl			5,000			5,000
Appointment protected			100.00%			100.00%
Price per unit | $ / bbl			2.00			2.00

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjJmY2RlZjAzOGRkOTRlOWE5NjlkYTc5MWVjNWQ3ZWRhfFRleHRTZWxlY3Rpb246RTdGNjdEMTk4QzhCMzA5MTVCODczRkVEMTY1NDc4ODkM}